Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.6%
48,118	(1)	Altice USA, Inc.	$ 1,251,068	0.1
841		Cable One, Inc.	1,585,647	0.1
172,283		CenturyLink, Inc.	1,738,335	0.1
24,568	(1),(2)	Discovery Communications, Inc. - Class A	534,845	0.1
51,269	(1)	Discovery Communications, Inc. - Class C	1,004,872	0.1
38,689	(1)	Dish Network Corp. - Class A	1,123,142	0.1
53,405	(2)	Fox Corp. - Class A	1,486,261	0.1
25,190		Fox Corp. - Class B	704,564	0.1
15,534	(1)	GCI Liberty, Inc.	1,273,167	0.1
11,811	(1)	IAC/InterActiveCorp	1,414,722	0.1
61,174		Interpublic Group of Cos., Inc.	1,019,771	0.1
6,792		John Wiley & Sons, Inc.	215,374	0.0
3,957	(1),(2)	Liberty Media Corp. - Media A	132,599	0.0
31,204	(1)	Liberty Media Corp. - Media C	1,131,769	0.1
13,063	(1)	Liberty Media Corp. - SiriusXM A	433,300	0.0
27,313	(1)	Liberty Media Corp. - SiriusXM C	903,514	0.1
3,895	(1)	Liberty Broadband Corp. - Series A	552,350	0.1
16,530	(1)	Liberty Broadband Corp. - Series C	2,361,641	0.2
8,763	(1),(2)	Lions Gate Entertainment Corp. - Class A	83,073	0.0
18,020	(1)	Lions Gate Entertainment Corp. - Class B	157,134	0.0
22,333	(1)	Live Nation Entertainment, Inc.	1,203,302	0.1
2,952	(1)	Madison Square Garden Sports Corp.	444,217	0.0
2,929	(1)	Madison Square Garden Entertainment Corp.	200,607	0.0
34,476	(1)	Match Group, Inc.	3,814,769	0.3
25,632	(2)	New York Times Co.	1,096,793	0.1
61,085		News Corp - Class A	856,412	0.1
19,091		News Corp - Class B	266,892	0.0
6,887	(2)	Nexstar Media Group, Inc.	619,348	0.1
33,487		Omnicom Group	1,657,606	0.1
63,272	(1)	Pinterest, Inc.	2,626,421	0.2
16,670	(1)	Roku, Inc.	3,147,296	0.3
185,651	(2)	Sirius XM Holdings, Inc.	995,089	0.1
20,622	(1)	Spotify Technology SA	5,002,279	0.4
17,704	(1)	Take-Two Interactive Software, Inc.	2,925,055	0.2
15,836		Telephone & Data Systems, Inc.	292,016	0.0
15,824		TripAdvisor, Inc.	309,992	0.0
121,163	(1)	Twitter, Inc.	5,391,754	0.4
2,288	(1)	United States Cellular Corp.	67,565	0.0
1,720		ViacomCBS, Inc. - Class A	52,099	0.0
85,453	(2)	ViacomCBS, Inc. - Class B	2,393,539	0.2
7,227	(2)	World Wrestling Entertainment, Inc.	292,477	0.0
9,059	(1)	Zillow Group, Inc. - Class A	919,851	0.1
22,097	(1),(2)	Zillow Group, Inc. - Class C	2,244,834	0.2
139,678	(1)	Zynga, Inc. - Class A	1,273,863	0.1
			57,201,224	4.6

		Consumer Discretionary: 11.7%
10,486		Advance Auto Parts, Inc.	1,609,601	0.1
42,193	(1)	Aptiv PLC	3,868,254	0.3
35,936		Aramark	950,507	0.1
9,025	(1)	Autonation, Inc.	477,693	0.0
3,677	(1)	Autozone, Inc.	4,330,182	0.3
35,950		Best Buy Co., Inc.	4,000,876	0.3
32,586		BorgWarner, Inc.	1,262,382	0.1
9,427	(1)	Bright Horizons Family Solutions, Inc.	1,433,281	0.1
12,417		Brunswick Corp.	731,485	0.1
10,232	(1)	Burlington Stores, Inc.	2,108,713	0.2
22,341	(1)	Capri Holdings Ltd.	402,138	0.0
25,615	(1)	Carmax, Inc.	2,354,275	0.2
74,107	(2)	Carnival Corp.	1,124,944	0.1
6,744		Carter's, Inc.	583,896	0.0
8,606	(1),(2)	Carvana Co.	1,919,654	0.2
19,062	(1),(2)	Chegg, Inc.	1,361,789	0.1
4,387	(1)	Chipotle Mexican Grill, Inc.	5,456,156	0.4
5,476		Choice Hotels International, Inc.	470,717	0.0
4,533	(2)	Columbia Sportswear Co.	394,280	0.0
20,481		Darden Restaurants, Inc.	2,063,256	0.2
9,706		Dick's Sporting Goods, Inc.	561,783	0.0
36,967	(1)	Dollar Tree, Inc.	3,376,566	0.3
6,135		Domino's Pizza, Inc.	2,609,093	0.2
52,064		D.R. Horton, Inc.	3,937,600	0.3
12,907		Dunkin Brands Group, Inc.	1,057,212	0.1
18,585	(1)	Etsy, Inc.	2,260,494	0.2
21,289		Expedia Group, Inc.	1,951,988	0.2
27,857		Extended Stay America, Inc.	332,891	0.0
8,596	(1)	Five Below, Inc.	1,091,692	0.1
14,774	(1)	Floor & Decor Holdings, Inc.	1,105,095	0.1
16,288		Foot Locker, Inc.	537,993	0.0
614,394		Ford Motor Co.	4,091,864	0.3
13,477	(1)	frontdoor, Inc.	524,390	0.0
28,736		Gap, Inc.	489,374	0.0
23,553		Garmin Ltd.	2,234,238	0.2
38,619		Gentex Corp.	994,439	0.1
22,126		Genuine Parts Co.	2,105,731	0.2
631		Graham Holdings Co.	254,993	0.0
7,343	(1)	Grand Canyon Education, Inc.	586,999	0.0
14,477	(1)	GrubHub, Inc.	1,047,121	0.1
30,375		H&R Block, Inc.	494,809	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
54,585		Hanesbrands, Inc.	$ 859,714	0.1
24,078		Harley-Davidson, Inc.	590,874	0.0
20,029		Hasbro, Inc.	1,656,799	0.1
42,998		Hilton Worldwide Holdings, Inc.	3,668,589	0.3
5,502	(2)	Hyatt Hotels Corp.	293,642	0.0
24,513	(2)	Kohl's Corp.	454,226	0.0
36,110		L Brands, Inc.	1,148,659	0.1
9,433		Lear Corp.	1,028,669	0.1
20,783		Leggett & Platt, Inc.	855,636	0.1
42,621		Lennar Corp. - Class A	3,481,283	0.3
2,471		Lennar Corp. - Class B	162,246	0.0
47,684	(1)	LKQ Corp.	1,322,277	0.1
17,898	(1)	Lululemon Athletica, Inc.	5,895,064	0.5
54,113	(1)	Mattel, Inc.	633,122	0.1
74,118	(2)	MGM Resorts International	1,612,067	0.1
9,145	(1)	Mohawk Industries, Inc.	892,461	0.1
60,464		Newell Brands, Inc.	1,037,562	0.1
17,182	(2)	Nordstrom, Inc.	204,809	0.0
43,328	(1),(2)	Norwegian Cruise Line Holdings Ltd.	741,342	0.1
527	(1)	NVR, Inc.	2,151,804	0.2
8,619	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	752,870	0.1
11,531	(1)	O'Reilly Automotive, Inc.	5,316,714	0.4
15,395	(1)	Peloton Interactive, Inc.	1,527,800	0.1
5,011	(2)	Penske Auto Group, Inc.	238,824	0.0
12,619	(1)	Planet Fitness, Inc.	777,583	0.1
9,146		Polaris, Inc.	862,834	0.1
6,104		Pool Corp.	2,042,032	0.2
42,112		Pulte Group, Inc.	1,949,365	0.2
11,056		PVH Corp.	659,380	0.1
59,938		Qurate Retail, Inc.	430,355	0.0
7,412		Ralph Lauren Corp.	503,794	0.0
27,655	(2)	Royal Caribbean Cruises Ltd.	1,790,108	0.1
27,083		Service Corp. International	1,142,361	0.1
20,824	(1)	ServiceMaster Global Holdings, Inc.	830,461	0.1
12,017	(2)	Six Flags Entertainment Corp.	243,945	0.0
21,055	(1)	Skechers USA, Inc.	636,282	0.1
43,536		Tapestry, Inc.	680,468	0.1
7,439	(1)	Tempur Sealy International, Inc.	663,484	0.1
8,682		Thor Industries, Inc.	827,047	0.1
19,072		Tiffany & Co.	2,209,491	0.2
18,227		Toll Brothers, Inc.	886,926	0.1
18,201		Tractor Supply Co.	2,608,931	0.2
8,480	(1)	Ulta Beauty, Inc.	1,899,350	0.2
29,639	(1)	Under Armour, Inc. - Class A	332,846	0.0
29,994	(1),(2)	Under Armour, Inc. - Class C	295,141	0.0
6,289		Vail Resorts, Inc.	1,345,657	0.1
50,784		VF Corp.	3,567,576	0.3
3,861	(1)	Vroom, Inc.	199,923	0.0
10,480	(1),(2)	Wayfair, Inc.	3,049,785	0.2
28,229		Wendy's Company	629,366	0.1
9,603		Whirlpool Corp.	1,765,896	0.1
12,095	(2)	Williams-Sonoma, Inc.	1,093,872	0.1
13,223		Wyndham Destinations, Inc.	406,740	0.0
14,435		Wyndham Hotels & Resorts, Inc.	728,968	0.1
15,412		Wynn Resorts Ltd.	1,106,736	0.1
63,093		Yum China Holdings, Inc.	3,340,774	0.3
			144,584,974	11.7

		Consumer Staples: 4.3%
7,233	(1),(2)	Albertsons Cos, Inc.	100,177	0.0
87,272		Archer-Daniels-Midland Co.	4,057,275	0.3
8,113	(1),(2)	Beyond Meat, Inc.	1,347,245	0.1
1,400	(1)	Boston Beer Co., Inc.	1,236,704	0.1
7,104		Brown-Forman Corp. - Class A	487,903	0.1
28,444	(2)	Brown-Forman Corp. - Class B	2,142,402	0.2
21,353		Bunge Ltd.	975,832	0.1
27,640	(2)	Campbell Soup Co.	1,336,947	0.1
5,795		Casey's General Stores, Inc.	1,029,482	0.1
38,722		Church & Dwight Co., Inc.	3,628,639	0.3
19,872		Clorox Co.	4,176,498	0.3
76,777		Conagra Brands, Inc.	2,741,707	0.2
45,364		Coty, Inc - Class A	122,483	0.0
9,762	(2)	Energizer Holdings, Inc.	382,085	0.0
30,680		Flowers Foods, Inc.	746,444	0.1
11,050	(1)	Grocery Outlet Holding Corp.	434,486	0.0
12,807	(1)	Hain Celestial Group, Inc.	439,280	0.0
14,154	(1)	Herbalife Nutrition Ltd.	660,284	0.1
23,236		Hershey Co.	3,330,648	0.3
43,954		Hormel Foods Corp.	2,148,911	0.2
10,566		Ingredion, Inc.	799,635	0.1
17,391		JM Smucker Co.	2,009,008	0.2
39,532		Kellogg Co.	2,553,372	0.2
121,958		Kroger Co.	4,135,596	0.3
22,975		Lamb Weston Holdings, Inc.	1,522,553	0.1
19,532		McCormick & Co., Inc.	3,791,161	0.3
27,480		Molson Coors Beverage Co.	922,229	0.1
8,076		Nu Skin Enterprises, Inc.	404,527	0.0
8,214	(1)	Pilgrim's Pride Corp.	122,923	0.0
10,032	(1)	Post Holdings, Inc.	862,752	0.1
7,697	(2)	Reynolds Consumer Products, Inc.	235,682	0.0
39		Seaboard Corp.	110,631	0.0
6,676		Spectrum Brands Holdings, Inc.	381,600	0.0
18,556	(1)	Sprouts Farmers Market, Inc.	388,377	0.0
8,847	(1)	TreeHouse Foods, Inc.	358,569	0.0
45,286		Tyson Foods, Inc.	2,693,611	0.2
34,588	(1)	US Foods Holding Corp.	768,545	0.1
			53,586,203	4.3

		Energy: 2.3%
45,147	(2)	Antero Midstream Corp.	242,439	0.0
59,445		Apache Corp.	562,944	0.1
103,371		Baker Hughes Co.	1,373,801	0.1
61,725		Cabot Oil & Gas Corp.	1,071,546	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
36,436	(1)	Cheniere Energy, Inc.	$ 1,685,894	0.1
15,810		Cimarex Energy Co.	384,657	0.0
30,727		Concho Resources, Inc./Midland TX	1,355,675	0.1
11,832	(2)	Continental Resources, Inc.	145,297	0.0
60,109		Devon Energy Corp.	568,631	0.1
24,804		Diamondback Energy, Inc.	747,097	0.1
40,135		EQT Corp.	518,946	0.0
64,238		Equitrans Midstream Corp.	543,453	0.1
137,938		Halliburton Co.	1,662,153	0.1
16,447	(2)	Helmerich & Payne, Inc.	240,949	0.0
43,246		Hess Corp.	1,770,059	0.2
23,506		HollyFrontier Corp.	463,303	0.0
124,053		Marathon Oil Corp.	507,377	0.0
101,953		Marathon Petroleum Corp.	2,991,301	0.2
22,888	(2)	Murphy Oil Corp.	204,161	0.0
61,084		National Oilwell Varco, Inc.	553,421	0.1
74,961		Noble Energy, Inc.	640,917	0.1
132,213		Occidental Petroleum Corp.	1,323,452	0.1
69,085		Oneok, Inc.	1,794,828	0.2
47,381	(2)	Parsley Energy, Inc. - Class A	443,486	0.0
25,858		Pioneer Natural Resources Co.	2,223,529	0.2
36,265		Targa Resources Corp.	508,798	0.0
191,546		Williams Cos., Inc.	3,763,879	0.3
63,299	(1)	WPX Energy, Inc.	310,165	0.0
			28,602,158	2.3

		Financials: 10.6%
7,274	(2)	Affiliated Managers Group, Inc.	497,396	0.0
87,486		AGNC Investment Corp.	1,216,930	0.1
2,188		Alleghany Corp.	1,138,745	0.1
58,827		Ally Financial, Inc.	1,474,793	0.1
11,438		American Financial Group, Inc.	766,117	0.1
1,169		American National Group, Inc.	78,943	0.0
18,945		Ameriprise Financial, Inc.	2,919,614	0.2
221,044		Annaly Capital Management, Inc.	1,573,833	0.1
26,858		Apollo Global Management, Inc.	1,201,896	0.1
61,920	(1)	Arch Capital Group Ltd.	1,811,160	0.2
15,441		Ares Management Corp.	624,125	0.1
29,647		Arthur J. Gallagher & Co.	3,130,130	0.3
23,858		Associated Banc-Corp.	301,088	0.0
9,384		Assurant, Inc.	1,138,373	0.1
12,697		Assured Guaranty Ltd.	272,732	0.0
18,186	(1)	Athene Holding Ltd.	619,779	0.1
13,059		Axis Capital Holdings Ltd.	575,118	0.1
6,205	(2)	Bank of Hawaii Corp.	313,477	0.0
19,223		Bank OZK	409,834	0.0
4,937		BOK Financial Corp.	254,305	0.0
14,628	(1)	Brighthouse Financial, Inc.	393,640	0.0
37,109		Brown & Brown, Inc.	1,679,924	0.1
18,332	(2)	Carlyle Group, Inc./The	452,250	0.0
17,237		Cboe Global Markets, Inc.	1,512,374	0.1
23,576		Cincinnati Financial Corp.	1,838,221	0.2
67,109		Citizens Financial Group, Inc.	1,696,516	0.1
4,417		CNA Financial Corp.	132,466	0.0
21,906		Comerica, Inc.	837,905	0.1
15,832	(2)	Commerce Bancshares, Inc.	891,183	0.1
1,547	(1),(2)	Credit Acceptance Corp.	523,876	0.0
8,813	(2)	Cullen/Frost Bankers, Inc.	563,591	0.1
48,266		Discover Financial Services	2,788,809	0.2
34,837		E*Trade Financial Corp.	1,743,592	0.1
22,194		East West Bancorp, Inc.	726,632	0.1
17,432		Eaton Vance Corp.	665,031	0.1
64,019		Equitable Holdings, Inc.	1,167,707	0.1
3,957		Erie Indemnity Co.	832,078	0.1
6,216		Evercore, Inc.	406,899	0.0
6,201		Everest Re Group Ltd.	1,224,946	0.1
5,847		Factset Research Systems, Inc.	1,958,043	0.2
43,276		Fidelity National Financial, Inc.	1,354,972	0.1
112,009		Fifth Third Bancorp	2,388,032	0.2
17,078		First American Financial Corp.	869,441	0.1
992		First Citizens BancShares, Inc.	316,230	0.0
20,402	(2)	First Hawaiian, Inc.	295,217	0.0
85,903		First Horizon National Corp.	810,065	0.1
26,820		First Republic Bank	2,924,989	0.2
50,758		FNB Corp.	344,139	0.0
42,654	(2)	Franklin Resources, Inc.	868,009	0.1
16,515		Globe Life, Inc.	1,319,549	0.1
6,529	(1),(2)	GoHealth, Inc.	85,040	0.0
5,960		Hanover Insurance Group, Inc.	555,353	0.0
56,303		Hartford Financial Services Group, Inc.	2,075,329	0.2
159,044		Huntington Bancshares, Inc.	1,458,433	0.1
11,413		Interactive Brokers Group, Inc.	551,590	0.0
59,362	(2)	Invesco Ltd.	677,320	0.1
35,691		Jefferies Financial Group, Inc.	642,438	0.1
9,719		Kemper Corp.	649,521	0.1
152,986		Keycorp	1,825,123	0.2
83,915		KKR & Co., Inc.	2,881,641	0.2
15,876		Lazard Ltd.	524,702	0.0
2,000	(1)	Lemonade, Inc.	99,440	0.0
1,243	(1),(2)	LendingTree, Inc.	381,464	0.0
30,324		Lincoln National Corp.	950,051	0.1
37,716		Loews Corp.	1,310,631	0.1
12,361		LPL Financial Holdings, Inc.	947,718	0.1
20,164		M&T Bank Corp.	1,856,903	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
2,128	(1)	Markel Corp.	$ 2,072,034	0.2
5,807		MarketAxess Holdings, Inc.	2,796,593	0.2
4,298		Mercury General Corp.	177,808	0.0
53,164		MGIC Investment Corp.	471,033	0.0
3,405		Morningstar, Inc.	546,877	0.0
12,827		MSCI, Inc. - Class A	4,576,417	0.4
18,022		Nasdaq, Inc.	2,211,480	0.2
65,226		New Residential Investment Corp.	518,547	0.0
70,806		New York Community Bancorp., Inc.	585,566	0.1
30,251		Northern Trust Corp.	2,358,670	0.2
44,556		Old Republic International Corp.	656,755	0.1
10,231		OneMain Holdings, Inc.	319,719	0.0
18,370		PacWest Bancorp	313,760	0.0
66,582		People's United Financial, Inc.	686,460	0.1
11,629		Pinnacle Financial Partners, Inc.	413,876	0.0
13,058		Popular, Inc.	473,614	0.0
6,188		Primerica, Inc.	700,110	0.1
42,771		Principal Financial Group, Inc.	1,722,388	0.1
14,053		Prosperity Bancshares, Inc.	728,367	0.1
62,343		Prudential Financial, Inc.	3,960,027	0.3
19,329		Raymond James Financial, Inc.	1,406,378	0.1
151,306		Regions Financial Corp.	1,744,558	0.1
10,664		Reinsurance Group of America, Inc.	1,015,106	0.1
7,966		RenaissanceRe Holdings Ltd.	1,352,149	0.1
11,682	(2)	Santander Consumer USA Holdings, Inc.	212,496	0.0
18,159		SEI Investments Co.	921,024	0.1
8,190		Signature Bank	679,688	0.1
58,918		SLM Corp.	476,647	0.0
43,021	(2)	Starwood Property Trust, Inc.	649,187	0.1
55,452		State Street Corp.	3,289,967	0.3
30,428		Sterling Bancorp	320,103	0.0
8,094	(1)	SVB Financial Group	1,947,578	0.2
91,809		Synchrony Financial	2,402,642	0.2
23,019		Synovus Financial Corp.	487,312	0.0
35,641		T. Rowe Price Group, Inc.	4,569,889	0.4
23,751		TCF Financial Corp.	554,823	0.0
40,883		TD Ameritrade Holding Corp.	1,600,569	0.1
7,729		TFS Financial Corp.	113,539	0.0
12,993		Tradeweb Markets, Inc.	753,594	0.1
34,629		Umpqua Holdings Corp.	367,760	0.0
32,007		Unum Group	538,678	0.0
9,892		Virtu Financial, Inc.	227,615	0.0
19,783	(3)	Voya Financial, Inc.	948,199	0.1
14,091		Webster Financial Corp.	372,143	0.0
15,382		Western Alliance Bancorp.	486,379	0.0
475		White Mountains Insurance Group Ltd.	370,025	0.0
20,267		Willis Towers Watson PLC	4,232,155	0.3
8,987		Wintrust Financial Corp.	359,929	0.0
21,923		WR Berkley Corp.	1,340,591	0.1
25,419		Zions Bancorp NA	742,743	0.1
			132,090,978	10.6

		Health Care: 13.3%
9,041	(1)	10X Genomics, Inc.	1,127,232	0.1
6,972	(1)	Abiomed, Inc.	1,931,662	0.2
13,833	(1)	Acadia Healthcare Co., Inc.	407,797	0.0
17,310	(1)	Acadia Pharmaceuticals, Inc.	714,038	0.1
8,091	(1)	Acceleron Pharma, Inc.	910,480	0.1
12,000	(1)	Adaptive Biotechnologies Corp.	583,560	0.1
48,733		Agilent Technologies, Inc.	4,919,109	0.4
9,669	(1)	Agios Pharmaceuticals, Inc.	338,415	0.0
33,508	(1)	Alexion Pharmaceuticals, Inc.	3,834,320	0.3
12,296	(1)	Align Technology, Inc.	4,025,219	0.3
24,845	(1)	Alkermes PLC	411,682	0.0
18,177	(1)	Alnylam Pharmaceuticals, Inc.	2,646,571	0.2
4,975	(1)	Amedisys, Inc.	1,176,239	0.1
22,949		AmerisourceBergen Corp.	2,224,217	0.2
70,480	(1)	Avantor, Inc.	1,585,095	0.1
1,472	(1)	Berkeley Lights, Inc.	112,402	0.0
28,442	(1)	BioMarin Pharmaceutical, Inc.	2,163,867	0.2
3,324	(1)	Bio-Rad Laboratories, Inc.	1,713,389	0.1
5,980		Bio-Techne Corp.	1,481,425	0.1
10,228	(1),(2)	Bluebird Bio, Inc.	551,801	0.0
16,255		Bruker Corp.	646,136	0.1
46,068		Cardinal Health, Inc.	2,162,893	0.2
25,586	(1)	Catalent, Inc.	2,191,697	0.2
47,928		Cerner Corp.	3,464,715	0.3
38,157	(1)	Change Healthcare, Inc.	553,658	0.0
7,691	(1)	Charles River Laboratories International, Inc.	1,741,627	0.1
2,440		Chemed Corp.	1,172,054	0.1
7,670		Cooper Cos., Inc.	2,585,710	0.2
13,053	(1)	DaVita, Inc.	1,117,989	0.1
34,423		Dentsply Sirona, Inc.	1,505,318	0.1
62,946	(1)	Elanco Animal Health, Inc.	1,758,082	0.1
15,420		Encompass Health Corp.	1,001,992	0.1
25,120	(1)	Envista Holdings Corp.	619,962	0.1
23,408	(1)	Exact Sciences Corp.	2,386,446	0.2
47,832	(1)	Exelixis, Inc.	1,169,492	0.1
9,215	(1),(2)	Global Blood Therapeutics, Inc.	508,115	0.0
11,668	(1)	Globus Medical, Inc.	577,799	0.0
11,756	(1)	Guardant Health, Inc.	1,314,086	0.1
7,842	(1)	Haemonetics Corp.	684,215	0.1
22,448	(1)	Henry Schein, Inc.	1,319,493	0.1
10,495		Hill-Rom Holdings, Inc.	876,437	0.1
40,382	(1)	Hologic, Inc.	2,684,192	0.2
30,710	(1)	Horizon Therapeutics Plc	2,385,553	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,062	(1)	ICU Medical, Inc.	$ 559,611	0.0
13,252	(1)	Idexx Laboratories, Inc.	5,209,494	0.4
32,428	(1)	Immunomedics, Inc.	2,757,353	0.2
28,680	(1)	Incyte Corp., Ltd.	2,573,743	0.2
10,329	(1)	Insulet Corp.	2,443,738	0.2
11,234	(1)	Integra LifeSciences Holdings Corp.	530,470	0.0
20,567	(1)	Ionis Pharmaceuticals, Inc.	975,904	0.1
21,408	(1),(2)	Iovance Biotherapeutics, Inc.	704,751	0.1
29,951	(1)	IQVIA Holdings, Inc.	4,721,176	0.4
8,513	(1)	Jazz Pharmaceuticals PLC	1,213,869	0.1
15,273	(1)	Laboratory Corp. of America Holdings	2,875,448	0.2
8,700	(1)	Livongo Health, Inc.	1,218,435	0.1
7,695	(1)	Masimo Corp.	1,816,482	0.1
25,454		McKesson Corp.	3,790,864	0.3
3,715	(1)	Mettler Toledo International, Inc.	3,587,761	0.3
44,971	(1),(2)	Moderna, Inc.	3,181,698	0.3
9,253	(1)	Molina Healthcare, Inc.	1,693,669	0.1
81,192	(1)	Mylan NV	1,204,077	0.1
27,279	(1),(2)	Nektar Therapeutics	452,559	0.0
14,483	(1)	Neurocrine Biosciences, Inc.	1,392,685	0.1
15,650	(1)	Novocure Ltd.	1,742,002	0.1
2,716	(1)	Oak Street Health, Inc.	145,143	0.0
5,189	(1),(2)	Penumbra, Inc.	1,008,638	0.1
17,527		PerkinElmer, Inc.	2,199,814	0.2
21,507		Perrigo Co. PLC	987,386	0.1
25,153	(1)	PPD, Inc.	930,409	0.1
9,942	(1)	PRA Health Sciences, Inc.	1,008,517	0.1
9,690		Premier, Inc.	318,123	0.0
35,409	(1),(2)	QIAGEN NV	1,850,474	0.2
21,052		Quest Diagnostics, Inc.	2,410,243	0.2
5,851	(1)	Quidel Corp.	1,283,592	0.1
3,751	(1),(2)	Reata Pharmaceuticals, Inc.	365,422	0.0
8,222	(1)	Repligen Corp.	1,213,074	0.1
22,578		Resmed, Inc.	3,870,547	0.3
13,409	(2)	Royalty Pharma PLC	564,117	0.0
8,056	(1)	Sage Therapeutics, Inc.	492,383	0.0
11,719	(1)	Sarepta Therapeutics, Inc.	1,645,699	0.1
19,164	(1)	Seattle Genetics, Inc.	3,750,203	0.3
13,237		STERIS Public Ltd. Co.	2,332,227	0.2
10,873	(1)	Syneos Health, Inc.	578,009	0.1
9,256	(1)	Tandem Diabetes Care, Inc.	1,050,556	0.1
11,291	(1),(2)	Teladoc Health, Inc.	2,475,439	0.2
7,314		Teleflex, Inc.	2,489,832	0.2
6,832	(1)	United Therapeutics Corp.	690,032	0.1
11,595		Universal Health Services, Inc.	1,240,897	0.1
14,288	(1)	Varian Medical Systems, Inc.	2,457,536	0.2
21,042	(1)	Veeva Systems, Inc.	5,916,800	0.5
9,636	(1)	Waters Corp.	1,885,572	0.2
11,558		West Pharmaceutical Services, Inc.	3,177,294	0.3
32,634		Zimmer Biomet Holdings, Inc.	4,442,793	0.4
			164,712,741	13.3

		Industrials: 15.4%
6,191	(2)	Acuity Brands, Inc.	633,649	0.1
24,278		ADT, Inc.	198,351	0.0
24,059	(1)	AECOM	1,006,629	0.1
9,724		AGCO Corp.	722,201	0.1
16,765		Air Lease Corp.	493,226	0.0
18,883		Alaska Air Group, Inc.	691,684	0.1
14,507		Allegion Public Ltd.	1,434,887	0.1
17,735		Allison Transmission Holdings, Inc.	623,208	0.1
1,404		AMERCO	499,796	0.0
79,591	(2)	American Airlines Group, Inc.	978,173	0.1
36,106		Ametek, Inc.	3,588,936	0.3
20,893		AO Smith Corp.	1,103,150	0.1
7,501		Armstrong World Industries, Inc.	516,144	0.0
9,799	(1)	Axon Enterprise, Inc.	888,769	0.1
6,330	(1)	AZEK Co., Inc./The	220,347	0.0
14,976		BWX Technologies, Inc.	843,299	0.1
8,506		Carlisle Cos., Inc.	1,040,879	0.1
136,794		Carrier Global Corp.	4,177,689	0.3
20,870		CH Robinson Worldwide, Inc.	2,132,705	0.2
13,903		Cintas Corp.	4,627,335	0.4
8,101	(1)	Clean Harbors, Inc.	453,899	0.0
15,596	(1),(2)	Colfax Corp.	489,091	0.0
4,934	(2)	Copa Holdings S.A.- Class A	248,378	0.0
31,995	(1)	Copart, Inc.	3,364,594	0.3
12,465		CoreLogic, Inc.	843,507	0.1
6,141	(1)	CoStar Group, Inc.	5,210,700	0.4
7,661		Crane Co.	384,046	0.0
23,223		Cummins, Inc.	4,903,769	0.4
6,533		Curtiss-Wright Corp.	609,268	0.1
100,423		Delta Air Lines, Inc.	3,070,935	0.2
19,986		Donaldson Co., Inc.	927,750	0.1
22,631		Dover Corp.	2,451,843	0.2
13,509	(1),(2)	Dun & Bradstreet Holdings, Inc.	346,641	0.0
19,052		Equifax, Inc.	2,989,259	0.2
26,139		Expeditors International Washington, Inc.	2,366,102	0.2
90,192		Fastenal Co.	4,066,757	0.3
20,479		Flowserve Corp.	558,872	0.0
46,856		Fortive Corp.	3,570,896	0.3
21,684		Fortune Brands Home & Security, Inc.	1,876,100	0.2
5,671	(1)	FTI Consulting, Inc.	600,956	0.0
7,022	(1)	Gates Industrial Corp. PLC	78,085	0.0
9,621	(1)	Generac Holdings, Inc.	1,863,010	0.2
25,999		Graco, Inc.	1,595,039	0.1
9,861		GrafTech International Ltd.	67,449	0.0
25,335	(1)	HD Supply Holdings, Inc.	1,044,815	0.1
12,244		Heico Corp. - Class A - HEI.A	1,085,553	0.1
7,033	(2)	Heico Corp. - HEI	736,074	0.1
13,122	(2)	Hexcel Corp.	440,243	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
62,150		Howmet Aerospace, Inc.	$ 1,039,148	0.1
8,506		Hubbell, Inc.	1,163,961	0.1
6,231		Huntington Ingalls Industries, Inc.	877,013	0.1
21,139	(1)	IAA, Inc.	1,100,708	0.1
11,861		IDEX Corp.	2,163,565	0.2
62,531		IHS Markit Ltd.	4,909,309	0.4
54,567	(1)	Ingersoll Rand, Inc.	1,942,585	0.2
13,607		ITT, Inc.	803,493	0.1
19,717		Jacobs Engineering Group, Inc.	1,829,146	0.1
13,204		JB Hunt Transport Services, Inc.	1,668,722	0.1
42,647	(1)	JetBlue Airways Corp.	483,191	0.0
117,335		Johnson Controls International plc	4,793,135	0.4
14,932		Kansas City Southern	2,700,154	0.2
9,379	(1)	Kirby Corp.	339,238	0.0
19,678		Knight-Swift Transportation Holdings, Inc.	800,895	0.1
6,004		Landstar System, Inc.	753,442	0.1
5,444		Lennox International, Inc.	1,484,089	0.1
8,983	(2)	Lincoln Electric Holdings, Inc.	826,795	0.1
38,198	(1),(2)	Lyft, Inc.	1,052,355	0.1
11,560		Macquarie Infrastructure Co. LLC	310,848	0.0
9,115		Manpowergroup, Inc.	668,403	0.1
41,385		Masco Corp.	2,281,555	0.2
8,596	(1)	Mercury Systems, Inc.	665,846	0.1
8,671	(1)	Middleby Corp.	777,875	0.1
5,728	(2)	MSA Safety, Inc.	768,526	0.1
7,032		MSC Industrial Direct Co.	444,985	0.0
56,098		Nielsen Holdings PLC	795,470	0.1
9,044		Nordson Corp.	1,734,820	0.1
24,460		nVent Electric PLC	432,697	0.0
15,362		Old Dominion Freight Line	2,779,293	0.2
10,661		Oshkosh Corp.	783,583	0.1
64,290		Otis Worldwide Corp.	4,012,982	0.3
16,831		Owens Corning, Inc.	1,158,141	0.1
53,435		Paccar, Inc.	4,556,937	0.4
20,168		Parker Hannifin Corp.	4,080,793	0.3
25,986		Pentair PLC	1,189,379	0.1
21,527		Quanta Services, Inc.	1,137,917	0.1
6,374		Regal Beloit Corp.	598,327	0.0
33,063		Republic Services, Inc.	3,086,431	0.3
17,576		Robert Half International, Inc.	930,473	0.1
18,260		Rockwell Automation, Inc.	4,029,617	0.3
23,341		Rollins, Inc.	1,264,849	0.1
8,249		Ryder System, Inc.	348,438	0.0
9,282		Schneider National, Inc.	229,544	0.0
24,293	(1)	Sensata Technologies Holding PLC	1,048,000	0.1
8,470	(2)	Snap-On, Inc.	1,246,191	0.1
92,837		Southwest Airlines Co.	3,481,388	0.3
16,503		Spirit Aerosystems Holdings, Inc.	312,072	0.0
24,289		Stanley Black & Decker, Inc.	3,939,676	0.3
14,382	(1),(2)	Stericycle, Inc.	906,929	0.1
5,708	(1)	Teledyne Technologies, Inc.	1,770,679	0.1
35,853		Textron, Inc.	1,293,935	0.1
9,970		Timken Co.	540,573	0.0
16,829		Toro Co.	1,412,795	0.1
37,631		Trane Technologies PLC	4,562,759	0.4
8,227		TransDigm Group, Inc.	3,908,812	0.3
29,920		TransUnion	2,517,170	0.2
18,209	(1),(2)	Trex Co., Inc.	1,303,764	0.1
14,288	(2)	Trinity Industries, Inc.	278,616	0.0
45,692	(1)	United Airlines Holdings, Inc.	1,587,797	0.1
11,338	(1)	United Rentals, Inc.	1,978,481	0.2
26,255	(1)	Univar Solutions, Inc.	443,184	0.0
3,298		Valmont Industries, Inc.	409,546	0.0
24,981		Verisk Analytics, Inc.	4,629,229	0.4
34,534	(1),(2)	Vertiv Holdings Co.	598,129	0.0
10,541	(1),(2)	Virgin Galactic Holdings, Inc.	202,703	0.0
5,129		Watsco, Inc.	1,194,493	0.1
28,497		Westinghouse Air Brake Technologies Corp.	1,763,394	0.1
8,759		Woodward, Inc.	702,121	0.1
7,010		WW Grainger, Inc.	2,500,958	0.2
14,298	(1)	XPO Logistics, Inc.	1,210,469	0.1
28,168		Xylem, Inc.	2,369,492	0.2
			190,576,716	15.4

		Information Technology: 19.1%
10,675	(1),(2)	2U, Inc.	361,455	0.0
25,181	(1)	Akamai Technologies, Inc.	2,783,508	0.2
7,366		Alliance Data Systems Corp.	309,225	0.0
8,293	(1),(2)	Alteryx, Inc.	941,670	0.1
20,882		Amdocs Ltd.	1,198,836	0.1
45,480		Amphenol Corp.	4,924,120	0.4
20,520	(1)	Anaplan, Inc.	1,284,142	0.1
13,495	(1)	ANSYS, Inc.	4,415,969	0.4
9,242	(1)	Arista Networks, Inc.	1,912,447	0.2
12,113	(1)	Arrow Electronics, Inc.	952,809	0.1
10,643	(1)	Aspen Technology, Inc.	1,347,297	0.1
12,983	(1)	Avalara, Inc.	1,653,255	0.1
15,431		Avnet, Inc.	398,737	0.0
1,393	(1),(2)	BigCommerce Holdings, Inc.	116,037	0.0
8,583	(1)	Bill.com Holdings, Inc.	860,961	0.1
23,822	(1)	Black Knight, Inc.	2,073,705	0.2
21,296		Booz Allen Hamilton Holding Corp.	1,767,142	0.1
18,021		Broadridge Financial Solutions, Inc. ADR	2,378,772	0.2
3,909	(1)	CACI International, Inc.	833,242	0.1
43,430	(1)	Cadence Design Systems, Inc.	4,630,941	0.4
19,175		CDK Global, Inc.	835,838	0.1
22,343		CDW Corp.	2,670,659	0.2
16,798	(1)	Ceridian HCM Holding, Inc.	1,388,355	0.1
24,064	(1)	Ciena Corp.	955,100	0.1
9,195	(1)	Cirrus Logic, Inc.	620,203	0.0
19,410		Citrix Systems, Inc.	2,672,951	0.2
17,167	(1)	Cloudflare, Inc.	704,877	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,938		Cognex Corp.	$ 1,688,564	0.1
3,798	(1)	Coherent, Inc.	421,312	0.0
30,418	(1)	CommScope Holding Co., Inc.	273,762	0.0
118,110		Corning, Inc.	3,827,945	0.3
10,459	(1),(2)	Coupa Software, Inc.	2,868,276	0.2
17,039	(1),(2)	Cree, Inc.	1,086,066	0.1
23,891	(1)	Crowdstrike Holdings, Inc.	3,280,712	0.3
24,008	(1)	Datadog, Inc.	2,452,657	0.2
28,085	(1)	DocuSign, Inc.	6,045,015	0.5
9,920		Dolby Laboratories, Inc.	657,498	0.1
38,642	(1)	Dropbox, Inc.	744,245	0.1
2,251	(1)	Duck Creek Technologies, Inc.	102,263	0.0
39,921		DXC Technology Co.	712,590	0.1
28,801	(1)	Dynatrace, Inc.	1,181,417	0.1
7,569	(1)	EchoStar Corp.	188,392	0.0
10,270	(1)	Elastic NV	1,108,030	0.1
16,635	(1)	Enphase Energy, Inc.	1,373,885	0.1
21,094		Entegris, Inc.	1,568,128	0.1
8,369	(1)	EPAM Systems, Inc.	2,705,530	0.2
7,913	(1)	Euronet Worldwide, Inc.	720,874	0.1
5,399	(1),(2)	Everbridge, Inc.	678,816	0.1
9,596	(1)	F5 Networks, Inc.	1,178,101	0.1
4,406	(1)	Fair Isaac Corp.	1,874,224	0.1
12,415	(1)	Fastly, Inc.	1,163,037	0.1
34,687	(1)	FireEye, Inc.	428,211	0.0
14,449	(1)	First Solar, Inc.	956,524	0.1
9,717	(1)	Five9, Inc.	1,260,101	0.1
12,988	(1)	FleetCor Technologies, Inc.	3,092,443	0.2
20,534		Flir Systems, Inc.	736,144	0.1
20,940	(1)	Fortinet, Inc.	2,466,941	0.2
13,626	(1)	Gartner, Inc.	1,702,569	0.1
29,536		Genpact Ltd.	1,150,427	0.1
6,064	(1)	Globant SA	1,086,790	0.1
26,069	(1)	GoDaddy, Inc.	1,980,462	0.2
13,077	(1)	Guidewire Software, Inc.	1,363,539	0.1
203,165		Hewlett Packard Enterprise Co.	1,903,656	0.2
225,476		HP, Inc.	4,281,789	0.3
6,516	(1)	HubSpot, Inc.	1,904,171	0.2
7,527	(1)	Inphi Corp.	844,906	0.1
5,577	(1)	IPG Photonics Corp.	947,923	0.1
23,142		Jabil, Inc.	792,845	0.1
12,003		Jack Henry & Associates, Inc.	1,951,568	0.2
3,144	(1)	Jamf Holding Corp.	118,246	0.0
51,759		Juniper Networks, Inc.	1,112,818	0.1
29,463	(1)	Keysight Technologies, Inc.	2,910,355	0.2
24,455		KLA Corp.	4,737,912	0.4
21,187		Leidos Holdings, Inc.	1,888,821	0.1
3,707		Littelfuse, Inc.	657,399	0.1
11,777	(1)	Lumentum Holdings, Inc.	884,806	0.1
9,958	(1)	Manhattan Associates, Inc.	950,889	0.1
103,840		Marvell Technology Group Ltd.	4,122,448	0.3
41,820		Maxim Integrated Products	2,827,450	0.2
12,962	(1),(2)	Medallia, Inc.	355,418	0.0
38,155		Microchip Technology, Inc.	3,920,808	0.3
8,594		MKS Instruments, Inc.	938,723	0.1
7,919	(1),(2)	MongoDB, Inc.	1,833,328	0.1
6,853		Monolithic Power Systems, Inc.	1,916,167	0.2
26,790		Motorola Solutions, Inc.	4,200,940	0.3
20,286		National Instruments Corp.	724,210	0.1
1,210	(1),(2)	nCino, Inc.	96,413	0.0
20,012	(1)	NCR Corp.	443,066	0.0
34,862		NetApp, Inc.	1,528,350	0.1
7,970	(1)	New Relic, Inc.	449,189	0.0
86,464		NortonLifeLock, Inc.	1,801,910	0.1
44,263	(1),(2)	Nuance Communications, Inc.	1,469,089	0.1
28,821	(1)	Nutanix, Inc.	639,250	0.0
18,113	(1)	Okta, Inc.	3,873,465	0.3
63,888	(1)	ON Semiconductor Corp.	1,385,731	0.1
10,785	(1),(2)	PagerDuty, Inc.	292,381	0.0
14,897	(1)	Palo Alto Networks, Inc.	3,646,041	0.3
50,551		Paychex, Inc.	4,032,453	0.3
7,759	(1)	Paycom Software, Inc.	2,415,377	0.2
5,448	(1)	Paylocity Holding Corp.	879,416	0.1
6,206		Pegasystems, Inc.	751,174	0.1
16,436	(1),(2)	Pluralsight, Inc.	281,549	0.0
8,915	(1)	Proofpoint, Inc.	940,978	0.1
16,428	(1)	PTC, Inc.	1,358,924	0.1
38,024	(1),(2)	Pure Storage, Inc. - Class A	585,189	0.0
17,967	(1)	Qorvo, Inc.	2,317,923	0.2
13,829	(1),(2)	RealPage, Inc.	797,104	0.1
12,212	(1)	RingCentral, Inc.	3,353,537	0.3
43,421		Sabre Corp.	282,671	0.0
9,133		Science Applications International Corp.	716,210	0.1
26,269		Skyworks Solutions, Inc.	3,822,139	0.3
60,035	(1),(2)	Slack Technologies, Inc.	1,612,540	0.1
17,391	(1),(2)	Smartsheet, Inc.	859,463	0.1
7,693	(1)	SolarEdge Technologies, Inc.	1,833,626	0.1
7,365	(1)	SolarWinds Corp.	149,804	0.0
25,044	(1)	Splunk, Inc.	4,711,528	0.4
35,381		SS&C Technologies Holdings, Inc.	2,141,258	0.2
28,159	(1)	StoneCo Ltd.	1,489,329	0.1
13,899		Switch, Inc.	216,963	0.0
6,538		SYNNEX Corp.	915,712	0.1
23,581	(1)	Synopsys, Inc.	5,045,862	0.4
17,054	(1)	Teradata Corp.	387,126	0.0
26,049		Teradyne, Inc.	2,069,853	0.2
6,509	(1),(2)	Trade Desk, Inc./The	3,376,739	0.3
39,270	(1)	Trimble, Inc.	1,912,449	0.2
21,575	(1)	Twilio, Inc.	5,330,967	0.4
6,244	(1)	Tyler Technologies, Inc.	2,176,409	0.2
1,344	(2)	Ubiquiti, Inc.	223,991	0.0
6,759		Universal Display Corp.	1,221,622	0.1
16,103	(1)	VeriSign, Inc.	3,298,700	0.3
9,120	(1)	Viasat, Inc.	313,637	0.0
47,246		Western Digital Corp.	1,726,841	0.1
64,562		Western Union Co.	1,383,564	0.1
6,933	(1)	WEX, Inc.	963,479	0.1
28,474		Xerox Holdings Corp.	534,457	0.0
38,479		Xilinx, Inc.	4,011,051	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
8,265	(1)	Zebra Technologies Corp.	$ 2,086,582	0.2
17,890	(1)	Zendesk, Inc.	1,841,239	0.1
11,072	(1)	Zscaler, Inc.	1,557,720	0.1
			237,397,379	19.1

		Materials: 5.3%
16,617	(2)	Albemarle Corp.	1,483,566	0.1
248,198		Amcor PLC	2,742,588	0.2
10,112		Aptargroup, Inc.	1,144,678	0.1
2,908		Ardagh Group SA	40,857	0.0
8,708		Ashland Global Holdings, Inc.	617,571	0.1
13,105		Avery Dennison Corp.	1,675,343	0.1
33,158	(1)	Axalta Coating Systems Ltd.	735,113	0.1
50,256		Ball Corp.	4,177,279	0.3
20,908	(1)	Berry Global Group, Inc.	1,010,275	0.1
8,767		Cabot Corp.	315,875	0.0
18,551		Celanese Corp. - Series A	1,993,305	0.2
33,617		CF Industries Holdings, Inc.	1,032,378	0.1
25,709		Chemours Co.	537,575	0.0
118,168		Corteva, Inc.	3,404,420	0.3
20,413	(1)	Crown Holdings, Inc.	1,568,943	0.1
6,496		Eagle Materials, Inc.	560,735	0.1
21,355		Eastman Chemical Co.	1,668,253	0.1
34,161	(1)	Element Solutions, Inc.	359,032	0.0
20,390		FMC Corp.	2,159,505	0.2
228,397		Freeport-McMoRan, Inc.	3,572,129	0.3
43,758		Graphic Packaging Holding Co.	616,550	0.1
31,528		Huntsman Corp.	700,237	0.1
16,847	(2)	International Flavors & Fragrances, Inc.	2,062,915	0.2
61,929		International Paper Co.	2,510,602	0.2
40,395		LyondellBasell Industries NV - Class A	2,847,443	0.2
9,787		Martin Marietta Materials, Inc.	2,303,468	0.2
54,378		Mosaic Co.	993,486	0.1
1,083		NewMarket Corp.	370,733	0.0
47,457		Nucor Corp.	2,128,921	0.2
22,444		Olin Corp.	277,857	0.0
14,749		Packaging Corp. of America	1,608,378	0.1
37,165		PPG Industries, Inc.	4,537,103	0.4
9,984		Reliance Steel & Aluminum Co.	1,018,767	0.1
10,321		Royal Gold, Inc.	1,240,275	0.1
20,129		RPM International, Inc.	1,667,486	0.1
6,379		Scotts Miracle-Gro Co.	975,413	0.1
24,468		Sealed Air Corp.	949,603	0.1
12,380		Silgan Holdings, Inc.	455,213	0.0
15,769		Sonoco Products Co.	805,323	0.1
31,560		Steel Dynamics, Inc.	903,563	0.1
29,171		Valvoline, Inc.	555,416	0.0
20,815		Vulcan Materials Co.	2,821,265	0.2
5,337	(2)	Westlake Chemical Corp.	337,405	0.0
40,394		WestRock Co.	1,403,288	0.1
8,847		WR Grace & Co.	356,446	0.0
			65,246,576	5.3

		Real Estate: 7.1%
19,722		Alexandria Real Estate Equities, Inc.	3,155,520	0.3
21,550	(2)	American Campus Communities, Inc.	752,526	0.1
40,867		American Homes 4 Rent	1,163,892	0.1
32,052		Americold Realty Trust	1,145,859	0.1
23,307		Apartment Investment and Management Co.	785,912	0.1
32,998		Apple Hospitality REIT, Inc.	317,111	0.0
22,166		AvalonBay Communities, Inc.	3,310,270	0.3
24,496		Boston Properties, Inc.	1,967,029	0.2
26,525		Brandywine Realty Trust	274,268	0.0
46,635		Brixmor Property Group, Inc.	545,163	0.0
7,207	(2)	Brookfield Property REIT, Inc.	88,214	0.0
14,851		Camden Property Trust	1,321,442	0.1
52,541	(1)	CBRE Group, Inc.	2,467,851	0.2
6,327		Coresite Realty Corp.	752,154	0.1
17,671		Corporate Office Properties Trust SBI MD	419,156	0.0
23,301		Cousins Properties, Inc.	666,176	0.0
30,412		CubeSmart	982,612	0.1
18,365		CyrusOne, Inc.	1,286,101	0.1
26,189		Douglas Emmett, Inc.	657,344	0.0
58,012		Duke Realty Corp.	2,140,643	0.2
22,673		Empire State Realty Trust, Inc.	138,759	0.0
11,650		EPR Properties	320,375	0.0
18,373		Equity Commonwealth	489,273	0.0
27,378		Equity Lifestyle Properties, Inc.	1,678,271	0.1
57,896		Equity Residential	2,971,802	0.2
10,270		Essex Property Trust, Inc.	2,062,113	0.2
19,856		Extra Space Storage, Inc.	2,124,393	0.2
11,847	(2)	Federal Realty Investment Trust	870,044	0.1
19,870		First Industrial Realty Trust, Inc.	790,826	0.1
32,691		Gaming and Leisure Properties, Inc.	1,207,279	0.1
34,218	(2)	Healthcare Trust of America, Inc.	889,668	0.1
84,928		Healthpeak Properties, Inc.	2,305,795	0.2
16,191		Highwoods Properties, Inc.	543,532	0.0
110,072		Host Hotels & Resorts, Inc.	1,187,677	0.1
6,139	(1)	Howard Hughes Corp.	353,606	0.0
23,643		Hudson Pacific Properties, Inc.	518,491	0.0
88,358		Invitation Homes, Inc.	2,473,140	0.2
45,028	(2)	Iron Mountain, Inc.	1,206,300	0.1
19,174		JBG SMITH Properties	512,713	0.0
8,107		Jones Lang LaSalle, Inc.	775,516	0.1
18,086		Kilroy Realty Corp.	939,749	0.1
65,025		Kimco Realty Corp.	732,181	0.1
13,530		Lamar Advertising Co.	895,280	0.1
7,342		Life Storage, Inc.	772,892	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
81,877		Medical Properties Trust, Inc.	$ 1,443,491	0.1
17,936		Mid-America Apartment Communities, Inc.	2,079,679	0.2
26,960		National Retail Properties, Inc.	930,390	0.1
35,420		Omega Healthcare Investors, Inc.	1,060,475	0.1
22,628		Outfront Media, Inc.	329,237	0.0
29,785		Paramount Group, Inc.	210,878	0.0
37,001	(2)	Park Hotels & Resorts, Inc.	369,640	0.0
20,759		Rayonier, Inc.	548,868	0.0
54,175		Realty Income Corp.	3,291,131	0.3
26,528		Regency Centers Corp.	1,008,595	0.1
19,443		Rexford Industrial Realty, Inc.	889,712	0.1
47,928		Simon Property Group, Inc.	3,099,983	0.2
11,490	(2)	SL Green Realty Corp.	532,791	0.0
16,191		Spirit Realty Capital, Inc.	546,446	0.0
36,678		STORE Capital Corp.	1,006,078	0.1
15,220		Sun Communities, Inc.	2,140,084	0.2
9,445		Taubman Centers, Inc.	314,424	0.0
46,123		UDR, Inc.	1,504,071	0.1
58,785		Ventas, Inc.	2,466,619	0.2
170,001		VEREIT, Inc.	1,105,006	0.1
84,183		VICI Properties, Inc.	1,967,357	0.2
27,623	(2)	Vornado Realty Trust	931,171	0.1
19,092		Weingarten Realty Investors	323,800	0.0
65,868		Welltower, Inc.	3,628,668	0.3
117,660		Weyerhaeuser Co.	3,355,663	0.3
26,941		WP Carey, Inc.	1,755,476	0.1
			87,798,651	7.1

		Utilities: 5.7%
104,106		AES Corp.	1,885,360	0.2
39,335		Alliant Energy Corp.	2,031,653	0.2
38,784		Ameren Corp.	3,067,039	0.2
28,545		American Water Works Co., Inc.	4,135,599	0.3
19,083		Atmos Energy Corp.	1,824,144	0.1
8,922		Avangrid, Inc.	450,204	0.0
79,317	(2)	Centerpoint Energy, Inc.	1,534,784	0.1
44,992		CMS Energy Corp.	2,762,959	0.2
52,777		Consolidated Edison, Inc.	4,106,051	0.3
30,259		DTE Energy Co.	3,480,995	0.3
56,339		Edison International	2,864,275	0.2
31,641		Entergy Corp.	3,117,588	0.3
35,215	(2)	Essential Utilities, Inc.	1,417,404	0.1
35,645		Evergy, Inc.	1,811,479	0.1
54,089		Eversource Energy	4,519,136	0.4
85,371		FirstEnergy Corp.	2,451,001	0.2
16,842		Hawaiian Electric Industries	559,828	0.0
7,929		Idacorp, Inc.	633,527	0.0
31,384		MDU Resources Group, Inc.	706,140	0.1
13,678	(2)	National Fuel Gas Co.	555,190	0.0
60,272		NiSource, Inc.	1,325,984	0.1
38,294		NRG Energy, Inc.	1,177,157	0.1
31,461		OGE Energy Corp.	943,515	0.1
203,989	(1)	PG&E Corp.	1,915,457	0.2
17,718		Pinnacle West Capital Corp.	1,320,877	0.1
121,382		PPL Corp.	3,302,804	0.3
79,593		Public Service Enterprise Group, Inc.	4,370,452	0.4
32,744		UGI Corp.	1,079,897	0.1
76,819		Vistra Corp.	1,448,806	0.1
49,759		WEC Energy Group, Inc.	4,821,647	0.4
82,804		Xcel Energy, Inc.	5,714,304	0.5
			71,335,256	5.7

	Total Common Stock
	(Cost $671,145,616)		1,233,132,856	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
		Repurchase Agreements: 5.0%
2,872,674	(4)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,872,684, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $2,930,127, due 09/01/29-02/20/69)	2,872,674	0.2
5,087,849	(4)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $5,087,882, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $5,342,241, due 08/10/21-08/21/40)	5,087,849	0.4
5,555,425	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $5,555,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $5,666,534, due 10/25/20-06/20/69)	5,555,425	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,338,429	(4)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,338,432, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,365,203, due 08/15/27-09/01/50)	$ 1,338,429	0.1
4,907,483	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,907,499, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $5,005,653, due 10/08/20-08/15/50)	4,907,483	0.4
9,365,387	(4)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $9,365,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $9,552,695, due 11/27/20-11/01/59)	9,365,387	0.7
1,956,814	(4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,956,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,995,950, due 10/01/20-09/01/50)	1,956,814	0.2
3,860,866	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,860,880, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $3,938,098, due 02/15/21-07/20/70)	3,860,866	0.3
2,085,149	(4)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,085,156, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,126,860, due 08/31/23-08/15/40)	2,085,149	0.2
15,913,947	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $15,913,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $16,232,226, due 10/27/20-07/15/61)	15,913,947	1.3
2,625,272	(4)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,625,281, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,677,778, due 06/01/26-02/15/60)	2,625,272	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,011,064	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $7,011,104, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,170,482, due 04/15/22-02/15/46)	$ 7,011,064	0.6

	Total Repurchase Agreements
	(Cost $62,580,359)		62,580,359	5.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(4): 1.0%
1,983,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	1,983,000	0.2
7,930,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	7,930,000	0.6
1,827,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	1,827,000	0.2
	Total Mutual Funds
	(Cost $11,740,000)		11,740,000	1.0

	Total Short-Term Investments
	(Cost $74,320,359)		74,320,359	6.0

	Total Investments in Securities (Cost $745,465,975)		$ 1,307,453,215	105.4
	Liabilities in Excess of Other Assets		(66,857,489)	(5.4)
	Net Assets		$ 1,240,595,726	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,233,132,856	$–	$–	$1,233,132,856
Short-Term Investments	11,740,000	62,580,359	–	74,320,359
Total Investments, at fair value	$1,244,872,856	$62,580,359	$–	$1,307,453,215
Other Financial Instruments+
Futures	22,166	–	–	22,166
Total Assets	$1,244,895,022	$62,580,359	$–	$1,307,475,381

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	40	12/18/20	$7,423,600	$22,166
			$7,423,600	$22,166

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $754,414,143.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$634,685,377
Gross Unrealized Depreciation	(81,624,139)
Net Unrealized Appreciation	$553,061,238